Trade Payables and Other - Detailed information of contract liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	€ 9	€ 32
Current	68	51
Deferred Tooling Revenue [member]
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current		14
Advance Payment From Customers [member]
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	7	18
Current	9	9
Unrecognized Variable Consideration [member]
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	2
Current	57	41
Other [member]
Disclosure of disaggregation of contract liabilities with customers [line items]
Current	€ 2	€ 1